Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Securities Sold Under Repurchase Agreements
(8)	Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements were $3,437,000 and $9,078,000 at December 31, 2014 and 2013, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2014 and 2013 was $8,753,000 and $10,527,000, respectively. The average daily balance outstanding during 2014 and 2013 was $5,784,000 and $9,438,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2014 and 2013 was .27% and .50%, respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.